Shareholders' equity - Summary of Issued Capital (Detail) - CAD ($) $ in Millions			12 Months Ended
		Apr. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Balance, beginning of year			$ 2,135.2
Issued pursuant to equity compensation plans			(1.9)	$ (1.2)
Repurchase of common shares for cancellation			(54.9)	(41.7)
Tax on repurchases of common shares			(0.9)	(0.7)
Balance, end of year			2,084.8	2,135.2
Repurchase of common shares for cancellation		(7,144,408)
Common shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of year			2,135.2	2,175.1
Issued pursuant to equity compensation plans	[1]		5.4	2.5
Repurchase of common shares for cancellation			(54.9)	(41.7)
Tax on repurchases of common shares	[2]		(0.9)	(0.7)
Balance, end of year			$ 2,084.8	$ 2,135.2
Balance, beginning of year			73,684,802	77,588,538
Issued pursuant to equity compensation plans	[1]		1,210,911	581,084
Repurchase of common shares for cancellation			(7,621,387)	(4,484,820)
Balance, end of year			67,274,326	73,684,802

[1]	Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.
[2]	Includes tax associated with common share repurchases less common share issuances under the Company's share-based compensation plans.